Earnings per Share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per Share

Note 9 Earnings per Share

	Years Ended December 31,		Six Months Ended December 31,	Years Ended June 30,
(in U.S. dollars)	2024	2023	2022	2022
Basic net loss per share
Total basic net loss per share attributable to the ordinary equity holders of the Company	$(0.15)	$(0.09)	$(0.06)	$(0.11)

Diluted net loss per share
Total diluted net loss per share attributable to the ordinary equity holders of the Company	$(0.15)	$(0.09)	$(0.06)	$(0.11)

Reconciliations of net loss used in calculating net loss per share

	Years Ended December 31,		Six Months Ended December 31,	Years Ended June 30,
(in U.S. dollars)	2024	2023	2022	2022
Basic net loss per share
Net loss attributable to the ordinary equity holders of the Company used in calculating basic net loss per share	$(74,822,141)	$(46,248,261)	$(27,864,014)	$(51,860,307)

Diluted net loss per share
Net loss attributable to the ordinary equity holders of the Company used in calculating diluted net loss per share	$(74,822,141)	$(46,248,261)	$(27,864,014)	$(51,860,307)

Weighted average number of shares used as the denominator

	Year Ended December 31,		Six Months Ended December 31,	Year Ended June 30,
	2024	2023	2022	2022
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted net loss per share	496,862,010	487,474,460	486,616,365	464,437,628

Information concerning the classification of securities

Options and Rights

Options, rights and convertible notes (refer to Note 22 - Unsecured convertible loan notes and derivative financial instruments) on issue during the year ended December 31, 2024, and 2023, six months ended December 31, 2022, and year ended June 30, 2022 are not included in the calculation of diluted earnings per share because they are antidilutive. These options, rights and convertible notes could potentially dilute basic earnings per share in the future. Details relating to options and rights are set out in Note 28 - Share-based Payments.